Note 17 - Fair Value of Financial Instruments - Carrying Amounts and Estimated Fair Values of Recognized Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Mortgage servicing rights	$ 1,868	$ 1,132	$ 1,061	$ 1,313
Total financial assets	1,000,421	905,644
Total financial liabilities	948,139	858,050
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	75,202	57,034
Fair Value, Inputs, Level 1 [Member] | Non-Maturity Deposits [Member]
Deposits	800,966	686,047
Fair Value, Inputs, Level 3 [Member]
Loans held for sale	9,146	18,427
Net loans	600,512	625,628
Mortgage servicing rights	1,868	1,132	$ 1,061	$ 1,313
Hedging assets	922	3,245
Other borrowings	7,012	7,750
Junior subordinated deferrable interest debentures	10,931	10,300
Hedging liabilities	46	616
Fair Value, Inputs, Level 3 [Member] | Maturity Deposits [Member]
Deposits	129,196	153,337
Fair Value, Inputs Level 2 and Level 3 [Member]
Securities, including FHLB stock	312,771	200,178
Reported Value Measurement [Member]
Total financial assets	999,113	904,125
Total financial liabilities	950,435	859,686
Reported Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	75,202	57,034
Reported Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member] | Non-Maturity Deposits [Member]
Deposits	800,966	686,047
Reported Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Loans held for sale	9,146	18,427
Net loans	599,204	624,109
Mortgage servicing rights	1,868	1,132
Hedging assets	922	3,245
Other borrowings	7,012	7,750
Junior subordinated deferrable interest debentures	12,976	12,942
Hedging liabilities	46	616
Reported Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member] | Maturity Deposits [Member]
Deposits	129,447	152,331
Reported Value Measurement [Member] | Fair Value, Inputs Level 2 and Level 3 [Member]
Securities, including FHLB stock	$ 312,771	$ 200,178